General information and basis of preparation - Subsidiaries (Details)	12 Months Ended
Jun. 30, 2021
MINISO Universal Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Global Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Development HK
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Investment Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Guangzhou
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO (Hengqin) Enterprise Management Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO International (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Youxuan Technology (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO HK
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
Pt. MINISO Lifestyle Trading Indonesia
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	67.00%
MINISO Life Style Private Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
USA MINISO Depot Inc.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MIHK Management Inc.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
TOP TOY (Guangdong) Technology Co., Ltd.
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%